Correction of errors - Comprehensive loss (Details) - EUR (€) € / shares in Units, € in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016 [2]
Correction of errors
Cost of sales	€ (3,504)	€ (16,864)	€ (13,853)	[1],[2]	€ (15,435)
Gross profit	2,604	9,145	9,325	[1],[2]	6,903
Operating loss	(2,475)	(9,562)	(8,649)	[1],[2]	(11,119)
Net loss	(2,302)	(8,764)	(8,554)	[1],[2]	(11,313)
Total comprehensive loss	(2,194)	(8,943)	(8,049)	[1],[2]	(10,202)
Loss attributable to owners of the company	(2,300)	(8,728)	(8,538)	[1],[2]	(11,287)
Total comprehensive loss attributable to owners of the company	€ (2,192)	€ (8,907)	€ (8,033)	[1],[2]	€ (10,176)
Loss per share - basic/ diluted (in EUR per share)	€ (0.62)	€ (2.21)	€ (2.30)	[1],[2]	€ (3.04)
As previously reported
Correction of errors
Cost of sales	€ (3,662)		€ (13,824)
Gross profit	2,446		9,354
Operating loss	(2,633)		(8,620)
Net loss	(2,460)		(8,525)
Total comprehensive loss	(2,352)		(8,020)
Loss attributable to owners of the company	(2,458)		(8,509)
Total comprehensive loss attributable to owners of the company	€ (2,350)		€ (8,004)
Loss per share - basic/ diluted (in EUR per share)	€ (0.66)		€ (2.29)
Adjustments
Correction of errors
Cost of sales	€ 158		€ (29)
Gross profit	158		(29)
Operating loss	158		(29)
Net loss	158		(29)
Total comprehensive loss	158		(29)
Loss attributable to owners of the company	158		(29)
Total comprehensive loss attributable to owners of the company	€ 158		€ (29)
Loss per share - basic/ diluted (in EUR per share)	€ 0.04		€ (0.01)

[1]	Comparative figures for the year ended December 31, 2017 were restated for immaterial errors. For further information, see Note 6 to the consolidated financial statements.
[2]	voxeljet AG has initially applied IFRS 15 and IFRS 9 as of January 1, 2018. Under the transition methods chosen, comparative information has not been restated. For further information, see Note 3 to the consolidated financial statements.